Research and development expenses - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Analyti Con [Member] | Phase2 Development [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
License costs consist milestone payment	$ 0.5